Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2019

SCF-S-QTLY-0919
1.907962.109

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 1.0%
Bapcor Ltd.	1,319,707	$5,628,133
Beacon Lighting Group Ltd.	6,633,510	4,937,473
Imdex Ltd.	18,691,670	17,043,128
Nanosonics Ltd. (a)	528,844	1,975,373
Quintis Ltd. (a)(b)(c)	9,242,850	63
Reckon Ltd. (d)	5,931,484	2,842,495
SomnoMed Ltd. (a)	305,402	488,973

TOTAL AUSTRALIA		32,915,638

Austria - 0.9%
Andritz AG	333,624	11,951,252
EVN AG	255,100	4,060,850
IMMOFINANZ Immobilien Anlagen AG	325,582	8,714,938
Wienerberger AG	220,100	5,043,569

TOTAL AUSTRIA		29,770,609

Bailiwick of Jersey - 0.7%
Integrated Diagnostics Holdings PLC (e)	4,317,632	21,976,747
Belgium - 2.3%
Barco NV	177,600	37,118,684
Econocom Group SA	2,969,647	9,881,922
KBC Ancora	680,941	29,217,353

TOTAL BELGIUM		76,217,959

Brazil - 0.2%
Sul America SA unit	622,702	6,856,273
Canada - 2.6%
ECN Capital Corp.	3,248,700	11,642,939
McCoy Global, Inc. (a)	1,107,650	428,021
MTY Food Group, Inc.	109,600	5,437,648
New Look Vision Group, Inc.	694,700	17,428,032
Pason Systems, Inc.	1,171,000	15,739,915
PrairieSky Royalty Ltd. (b)	948,900	12,711,435
Richelieu Hardware Ltd.	555,075	10,960,187
ShawCor Ltd. Class A	489,800	6,412,899
Spin Master Corp. (a)(e)	178,200	5,063,267
Total Energy Services, Inc.	357,400	1,884,758

TOTAL CANADA		87,709,101

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	4,001,000	4,410,069
Value Partners Group Ltd.	13,815,817	8,236,232

TOTAL CAYMAN ISLANDS		12,646,301

China - 0.4%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,232,730	12,882,392
Denmark - 2.7%
Ambu A/S Series B (b)	1,034,700	15,151,304
Jyske Bank A/S (Reg.)	357,819	11,420,207
Netcompany Group A/S (a)(e)	437,401	17,182,731
SimCorp A/S	278,400	25,195,410
Spar Nord Bank A/S	2,328,872	20,506,833

TOTAL DENMARK		89,456,485

Finland - 0.7%
Olvi PLC (A Shares)	228,000	8,871,719
Tikkurila Oyj	1,000,264	15,590,675

TOTAL FINLAND		24,462,394

France - 2.1%
Cegedim SA (a)	64,323	1,979,515
Elis SA	1,513,521	28,114,349
Laurent-Perrier Group SA	135,868	13,386,123
Somfy SA	24,200	2,188,694
STEF-TFE Group	42,038	3,732,192
Vetoquinol SA	297,227	19,741,817

TOTAL FRANCE		69,142,690

Germany - 5.3%
CompuGroup Medical AG	1,174,512	90,947,926
CTS Eventim AG	651,195	32,612,288
DIC Asset AG	730,000	8,258,884
JOST Werke AG (e)	99,379	3,250,871
Nexus AG	618,016	21,892,599
SMA Solar Technology AG (a)(b)	138,362	3,357,415
WashTec AG	275,087	14,617,023

TOTAL GERMANY		174,937,006

Greece - 0.8%
Fourlis Holdings SA	1,184,792	7,554,613
Motor Oil (HELLAS) Corinth Refineries SA	565,500	14,022,590
Mytilineos Holdings SA	434,236	5,297,306

TOTAL GREECE		26,874,509

India - 0.7%
Embassy Office Parks (REIT) (a)	2,870,400	15,492,545
Jyothy Laboratories Ltd.	2,762,490	6,138,522

TOTAL INDIA		21,631,067

Ireland - 0.9%
Cairn Homes PLC (a)	2,398,100	2,819,288
FBD Holdings PLC	1,318,227	13,921,505
Green REIT PLC	3,994,659	7,924,381
Mincon Group PLC	1,705,044	2,208,356
Total Produce PLC	1,472,600	2,282,235
United Drug PLC (United Kingdom)	191,000	1,858,201

TOTAL IRELAND		31,013,966

Israel - 2.3%
Azrieli Group	132,479	9,326,292
Ituran Location & Control Ltd.	1,059,764	30,923,914
Strauss Group Ltd.	1,179,855	35,750,636
Tel Aviv Stock Exchange Ltd.	237,100	479,406

TOTAL ISRAEL		76,480,248

Italy - 1.1%
Interpump Group SpA	1,199,476	33,832,852
MARR SpA	147,500	3,184,009

TOTAL ITALY		37,016,861

Japan - 35.2%
Ai Holdings Corp.	570,600	8,958,404
Aoki Super Co. Ltd.	192,900	4,663,361
Artnature, Inc.	1,315,300	7,943,305
Asante, Inc.	381,000	7,000,818
Aucnet, Inc.	545,900	6,222,226
Azbil Corp.	3,317,600	79,745,602
Bank of Kyoto Ltd.	154,907	6,030,252
Broadleaf Co. Ltd.	3,415,200	18,082,133
Central Automotive Products Ltd.	121,079	2,219,244
Chugoku Marine Paints Ltd.	275,000	2,070,273
CKD Corp.	58,900	655,106
Coca-Cola West Co. Ltd.	476,150	11,786,671
Daiichikosho Co. Ltd.	709,200	29,433,202
Daikokutenbussan Co. Ltd.	452,500	13,622,001
Funai Soken Holdings, Inc.	592,400	13,629,720
GCA Savvian Group Corp. (b)	1,719,487	11,237,754
Genky DrugStores Co. Ltd. (b)	176,600	3,449,536
GMO Internet, Inc.	537,162	8,798,811
Goldcrest Co. Ltd.	1,511,010	27,403,463
Iwatsuka Confectionary Co. Ltd.	115,800	4,225,811
Kamigumi Co. Ltd.	244,950	5,651,480
Kobayashi Pharmaceutical Co. Ltd.	305,600	21,910,837
Koshidaka Holdings Co. Ltd.	2,803,500	39,994,779
Kusuri No Aoki Holdings Co. Ltd.	359,300	23,944,526
Lasertec Corp.	1,280,200	62,015,387
Medikit Co. Ltd.	261,400	14,633,018
Mirait Holdings Corp.	389,600	5,790,819
Miroku Jyoho Service Co., Ltd.	428,300	13,523,398
Misumi Group, Inc.	1,249,500	28,414,955
Mitsuboshi Belting Ltd.	410,500	7,569,289
Monex Group, Inc. (b)	2,421,893	7,235,180
Nabtesco Corp.	950,100	25,859,418
Nagaileben Co. Ltd.	1,591,800	33,375,272
Nakanishi, Inc.	55,500	1,018,274
Nichias Corp.	201,700	3,633,900
Nihon Parkerizing Co. Ltd.	4,549,300	50,975,243
Nitto Kohki Co. Ltd.	204,900	4,120,978
NOF Corp.	120,000	4,312,896
NS Tool Co. Ltd.	493,100	9,196,616
OBIC Co. Ltd.	663,200	71,142,054
Okamoto Industries, Inc.	210,800	9,824,028
OSG Corp.	2,343,500	46,895,850
PALTAC Corp.	218,500	10,765,328
Paramount Bed Holdings Co. Ltd.	923,660	35,447,013
ProNexus, Inc.	1,008,300	10,074,659
Raiznext Corp.	138,200	1,478,673
S Foods, Inc.	177,100	5,469,767
San-Ai Oil Co. Ltd.	2,413,900	23,320,240
SCSK Corp.	80,400	3,843,000
Sekisui Jushi Corp.	231,300	4,428,697
Shinsei Bank Ltd.	582,331	8,796,092
SHO-BOND Holdings Co. Ltd.	1,387,200	47,753,139
Shoei Co. Ltd. (d)	948,200	39,700,809
SK Kaken Co. Ltd.	46,500	21,157,735
Software Service, Inc.	232,300	22,356,660
Sushiro Global Holdings Ltd.	60,000	3,695,193
Techno Medica Co. Ltd.	283,000	5,686,534
The Monogatari Corp.	152,300	12,991,488
TKC Corp.	421,900	17,606,637
Tocalo Co. Ltd.	1,495,000	11,268,499
Toshiba Plant Systems & Services Corp.	225,700	3,794,515
Tsuruha Holdings, Inc.	48,270	4,938,368
USS Co. Ltd.	3,304,200	65,816,724
Welcia Holdings Co. Ltd.	435,785	20,349,185
Workman Co. Ltd.	426,900	19,541,888
Yamato Kogyo Co. Ltd.	336,500	8,790,633
Yuasa Trading Co. Ltd.	121,900	3,456,765

TOTAL JAPAN		1,170,744,131

Korea (South) - 0.8%
BGF Retail Co. Ltd.	115,410	19,746,755
Leeno Industrial, Inc.	157,283	7,303,736

TOTAL KOREA (SOUTH)		27,050,491

Luxembourg - 0.2%
B&M European Value Retail SA	1,340,231	6,030,463
Mexico - 0.2%
Consorcio ARA S.A.B. de CV	21,222,120	4,429,638
Genomma Lab Internacional SA de CV (a)	1,109,000	1,011,562

TOTAL MEXICO		5,441,200

Netherlands - 2.7%
Aalberts Industries NV	1,181,500	47,686,781
Arcadis NV (b)	217,831	4,449,013
Intertrust NV (e)	359,960	6,877,691
PostNL NV (b)	2,085,149	3,585,882
RHI Magnesita NV	42,691	2,324,822
RHI Magnesita NV	12,748	705,602
Takeaway.com Holding BV (a)(e)	171,878	15,449,838
Van Lanschot NV (Bearer)	377,693	7,760,050

TOTAL NETHERLANDS		88,839,679

New Zealand - 0.2%
EBOS Group Ltd.	336,913	5,510,025
Norway - 1.7%
ABG Sundal Collier ASA	3,703,827	1,492,939
Adevinta ASA Class A (a)	128,966	1,447,387
Borregaard ASA	290,000	3,036,932
Kongsberg Gruppen ASA	2,395,661	30,402,888
Schibsted ASA (A Shares)	79,266	2,142,566
Skandiabanken ASA (e)	2,417,154	18,558,223

TOTAL NORWAY		57,080,935

Philippines - 0.5%
Jollibee Food Corp.	2,795,490	14,188,283
Pilipinas Shell Petroleum Corp.	3,303,850	2,488,366

TOTAL PHILIPPINES		16,676,649

Singapore - 0.1%
Boustead Singapore Ltd.	7,435,700	4,160,834
South Africa - 0.9%
Clicks Group Ltd.	2,216,453	31,479,004
Spain - 1.7%
Merlin Properties Socimi SA	1,222,300	16,710,613
Prosegur Cash SA (e)	1,120,441	2,282,204
Prosegur Compania de Seguridad SA (Reg.)	8,074,164	37,700,904

TOTAL SPAIN		56,693,721

Sweden - 5.1%
Addlife AB	955,356	25,809,074
AddTech AB (B Shares)	1,465,310	38,372,201
Fagerhult AB (b)	3,145,527	19,534,907
Granges AB	215,000	2,147,496
Lagercrantz Group AB (B Shares)	2,226,041	27,833,433
Loomis AB (B Shares)	748,600	25,802,438
MIPS AB	244,200	4,509,280
Saab AB (B Shares) (b)	776,250	24,497,723

TOTAL SWEDEN		168,506,552

Switzerland - 1.4%
EDAG Engineering Group AG	120,200	1,450,369
Tecan Group AG	145,663	37,054,687
VZ Holding AG	33,825	9,335,843

TOTAL SWITZERLAND		47,840,899

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	13,859,793
United Kingdom - 15.7%
Alliance Pharma PLC	21,345,866	18,378,765
Ascential PLC (e)	2,979,710	14,429,276
Avon Rubber PLC	1,132,477	18,454,551
BCA Marketplace PLC	1,628,900	4,793,791
Cineworld Group PLC	5,380,900	16,693,011
Dechra Pharmaceuticals PLC	1,447,267	51,850,230
DP Poland PLC (a)(d)	14,923,300	1,315,746
Elementis PLC	15,677,268	28,788,340
GetBusy PLC (a)	2,405,905	1,287,361
Great Portland Estates PLC	2,790,788	22,460,680
H&T Group PLC (d)	2,086,305	8,233,070
Hill & Smith Holdings PLC	326,505	4,482,838
Hilton Food Group PLC	1,028,638	11,708,674
Howden Joinery Group PLC	1,916,100	12,932,439
Informa PLC	1,810,738	19,245,816
InterContinental Hotel Group PLC ADR	251,634	17,652,125
ITE Group PLC	15,460,833	13,781,807
LSL Property Services PLC	2,513,466	6,235,517
Luxfer Holdings PLC sponsored	155,000	3,072,100
Majestic Wine PLC (b)	705,510	2,196,405
Mears Group PLC	1,551,110	5,149,612
Metro Bank PLC (a)(b)	88,892	387,868
Mitie Group PLC	1,647,758	3,306,334
Network International Holdings PLC (e)	857,200	6,390,163
Polypipe Group PLC	242,314	1,203,465
Rightmove PLC	4,510,370	28,983,062
Shaftesbury PLC	1,366,655	13,071,545
Spectris PLC	2,215,461	68,594,895
Spirax-Sarco Engineering PLC	673,928	73,719,767
Ted Baker PLC	362,823	4,015,184
Ten Entertainment Group PLC	818,000	2,407,343
Topps Tiles PLC	9,714,845	8,175,442
Tullett Prebon PLC	2,416,753	9,219,685
Ultra Electronics Holdings PLC	855,300	20,417,758

TOTAL UNITED KINGDOM		523,034,665

United States of America - 2.1%
Autoliv, Inc.	132,700	9,574,305
Martin Marietta Materials, Inc.	64,580	15,999,695
Morningstar, Inc.	83,500	12,690,330
PriceSmart, Inc.	231,457	14,118,877
ResMed, Inc.	135,400	17,425,980

TOTAL UNITED STATES OF AMERICA		69,809,187

TOTAL COMMON STOCKS
(Cost $2,310,263,475)		3,124,748,474

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.3%
Banco ABC Brasil SA	1,856,743	8,723,362
Germany - 0.8%
Sartorius AG (non-vtg.)	136,355	27,985,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,118,099)		36,708,562

Money Market Funds - 6.6%
Fidelity Cash Central Fund 2.43% (f)	153,509,057	153,539,759
Fidelity Securities Lending Cash Central Fund 2.43%(f)(g)	67,247,035	67,253,759
TOTAL MONEY MARKET FUNDS
(Cost $220,792,558)		220,793,518
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $2,542,174,132)		3,382,250,554
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(56,983,251)
NET ASSETS - 100%		$3,325,267,303

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,461,011 or 3.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,025,301
Fidelity Securities Lending Cash Central Fund	629,151
Total	$4,654,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DP Poland PLC	$2,732,613	$622,802	$--	$--	$--	$(2,039,669)	$1,315,746
H&T Group PLC	4,445,856	3,098,159	--	153,654	--	689,055	8,233,070
Ituran Location & Control Ltd.	42,223,022	2,390,045	8,035,618	642,566	(354,936)	(5,298,599)	--
Reckon Ltd.	3,045,276	--	--	--	--	(202,781)	2,842,495
Shoei Co. Ltd.	35,572,615	1,229,645	--	7,224	--	2,898,549	39,700,809
Total	$88,019,382	$7,340,651	$8,035,618	$803,444	$(354,936)	$(3,953,445)	$52,092,120

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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